Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Arcos Dorados Holdings Inc.' Shareholders [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Losses [Member]	Non-Controlling Interests [Member]	Class A Shares Of Common Stock [Member]	Class B Shares Of Common Stock [Member]
Balance at Dec. 31, 2014	$ 457,587	$ 456,914	$ 15,974	$ 244,791	$ (302,467)	$ 673	$ 365,701	$ 132,915
Balance of common stock, shares at Dec. 31, 2014	210,216,043						130,216,043	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ (51,369)	(51,633)		(51,633)		264
Other comprehensive income	(121,987)	(121,796)			(121,796)	(191)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	0	0		0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(6,156)				$ 6,156
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							322,853
Stock-based compensation related to the 2011 Equity Incentive Plan	2,788	2,788	2,788
Dividends to non-controlling interests	(129)					(129)
Balance at Dec. 31, 2015	$ 286,890	286,273	12,606	193,158	(424,263)	617	$ 371,857	$ 132,915
Balance of common stock, shares at Dec. 31, 2015	210,538,896						130,538,896	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ 78,988	78,810		78,810		178
Other comprehensive income	(17,424)	(17,386)			(17,386)	(38)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(2,112)				$ 2,112
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							172,328
Stock-based compensation related to the 2011 Equity Incentive Plan	3,294	3,294	3,294
Dividends to non-controlling interests	(172)					(172)
Balance at Dec. 31, 2016	$ 351,576	350,991	13,788	271,968	(441,649)	585	$ 373,969	$ 132,915
Balance of common stock, shares at Dec. 31, 2016	210,711,224						130,711,224	80,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss) for the year	$ 129,499	129,166		129,166		333
Other comprehensive income	12,285	12,302			12,302	(17)
Dividends to Arcos Dorados Holdings Inc.’s shareholders ($0.24 per share)	0
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan			(2,763)				$ 2,763
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares							361,284
Stock-based compensation related to the 2011 Equity Incentive Plan	3,191	3,191	3,191
Portion of non-controlling interests related to business sold	(108)					(108)
Dividends to non-controlling interests	(301)					(301)
Balance at Dec. 31, 2017	$ 496,142	$ 495,650	$ 14,216	$ 401,134	$ (429,347)	$ 492	$ 376,732	$ 132,915
Balance of common stock, shares at Dec. 31, 2017	211,072,508						131,072,508	80,000,000